Consolidated statements of loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
CONTINUING OPERATIONS
Sales	$ 2,740,037	$ 3,153,652
Cost of goods sold	4,512,166	2,517,299
GROSS MARGIN	(1,772,129)	636,353	$ 678,571
INCOMES (EXPENSES)
Administrative	(142,391)	(167,936)	(165,328)
Selling and marketing	(179,521)	(220,820)	(211,738)
Other operating expenses	(64,681)	(133,948)	(156,399)
Finance costs	(86,620)	(106,945)	(87,779)
Restructuring costs	(7,118)		(14,844)
Reorganization costs	(41,623)
Gain on September Recapitalization transaction, net	51,360
Unrealized gain (loss) of derivative instruments and other	91,736	(213,417)	(87,459)
Realized loss of derivative instruments	1,877,339	(24,386)	(83,776)
Impairment of goodwill, intangible assets and other	(114,990)	(92,401)
Other expenses (income), net	(1,951)	32,660	2,312
Loss from continuing operations before income taxes	(390,589)	(290,840)	(126,440)
Provision for income taxes	2,308	7,393	11,832
LOSS FROM CONTINUING OPERATIONS	(392,897)	(298,233)	(138,272)
DISCONTINUED OPERATIONS
Profit (loss) from discontinued operations	468	(11,426)	(128,259)
LOSS FOR THE YEAR	(392,429)	(309,659)	(266,531)
Attributable to:
Shareholders of Just Energy	(392,289)	(309,586)	(266,339)
Non-controlling interest	(140)	(73)	(192)
LOSS FOR THE YEAR	$ (392,429)	$ (309,659)	$ (266,531)
Loss per share from continuing operations
Basic (in CAD per share)	$ (11.51)	$ (30.26)	$ (14.21)
Diluted (in CAD per share)	(11.51)	(30.26)	(14.21)
Earnings (loss) per share from discontinued operations
Basic (in CAD per share)	0.01	(1.16)	(13.18)
Diluted (in CAD per share)	0.01	(1.16)	(13.18)
Loss per share available to shareholders
Basic (in CAD per share)	(11.50)	(31.42)	(27.39)
Diluted (in CAD per share)	$ (11.50)	$ (31.42)	$ (27.39)